Institutional Income Funds	07/01/2005 - 06/30/2006

ICA File Number: 811-21055
Reporting Period: 07/01/2005 - 06/30/2006
T. Rowe Price Institutional Income Funds, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Joseph A. Carrier
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-2653

Date of fiscal year end: 5/31

Date of reporting period: 7/1/05 to 6/30/06

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Institutional Income Funds, Inc.

By (Signature and Title) /s/ Joseph A. Carrier
Joseph A. Carrier, Vice-President

Date August 25, 2006

========================= INSTITUTIONAL CORE PLUS FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

======================== INSTITUTIONAL HIGH YIELD FUND =========================

NEXTEL COMMUNICATIONS, INC.

Ticker:                      Security ID:  65332V103
Meeting Date: JUL 13, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management
3.1   Elect Director Timothy M. Donahue         For       For        Management
3.2   Elect Director Frank M. Drendel           For       For        Management
3.3   Elect Director William E. Kennard         For       For        Management
4     Ratify Auditors                           For       For        Management
5     Approve Omnibus Stock Plan                For       For        Management

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NEXTEL PARTNERS, INC.

Ticker:       NXTP           Security ID:  65333F107
Meeting Date: OCT 24, 2005   Meeting Type: Special
Record Date:  SEP 9, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Exercise of Put Right             For       For        Management
2     Adjourn Meeting                           For       For        Management

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NRG ENERGY INC

Ticker:       NRG            Security ID:  629377706
Meeting Date: APR 28, 2006   Meeting Type: Annual
Record Date:  MAR 13, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John F. Chlebowski         For       For        Management
1.2   Elect Director Howard E. Cosgrove         For       For        Management
1.3   Elect Director William E. Hantke          For       For        Management
1.4   Elect Director Anne C. Schaumburg         For       For        Management
2     Revise Board's Authority to Issue and     For       Against    Management
      Designate Preferred Stock
3     Amend Omnibus Stock Plan                  For       Against    Management
4     Ratify Auditors                           For       For        Management

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SPRINT NEXTEL CORP

Ticker:       S              Security ID:  852061100
Meeting Date: JUL 13, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Increase Authorized Common Stock          For       For        Management
2     Amend Articles/Bylaws/Charter-Non-Routine For       For        Management
3     Change Company Name                       For       For        Management
4     Issue Shares in Connection with an        For       For        Management
      Acquisition
5     Adjourn Meeting                           For       For        Management
6.1   Elect  Director Gordon M. Bethune         For       For        Management
6.2   Elect  Director Dr. E. Linn Draper, Jr.   For       For        Management
6.3   Elect  Director James H. Hance, Jr.       For       For        Management
6.4   Elect  Director Deborah A. Henretta       For       For        Management
6.5   Elect  Director Irvine O. Hockaday, Jr.   For       For        Management
6.6   Elect  Director Linda Koch Lorimer        For       For        Management
6.7   Elect  Director Gerald L. Storch          For       For        Management
6.8   Elect  Director William H. Swanson        For       For        Management
7     Ratify Auditors                           For       For        Management
8     Review Executive Compensation             Against   For        Shareholder

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SYNAGRO TECHNOLOGIES, INC.

Ticker:       SYGR           Security ID:  871562203
Meeting Date: MAY 24, 2006   Meeting Type: Annual
Record Date:  APR 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Ross M. Patten             For       Withhold   Management
1.2   Elect Director Robert C. Boucher, Jr.     For       Withhold   Management
1.3   Elect Director David A. Donnini           For       Withhold   Management
1.4   Elect Director Vincent J. Hemmer          For       Withhold   Management
1.5   Elect Director James B. Mattly            For       For        Management
1.6   Elect Director Gene A. Meredith           For       For        Management
1.7   Elect Director George E. Sperzel          For       Withhold   Management
1.8   Elect Director Alfred Tyler 2nd           For       For        Management
1.9   Elect Director J. Paul Withrow            For       Withhold   Management
2     Report on Environmental, Health and       Against   Against    Shareholder
      Safety Impacts of New York Organic
      Fertilizer Company

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TRAVEL CENTERS AMERICA INC.

Ticker:       TRAVW          Security ID:  894172113
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 11, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PROPOSED AMENDMENTS                   For       Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

TRAVEL CENTERS AMERICA INC.

Ticker:       TRAVW          Security ID:  894172121
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 11, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PROPOSED AMENDMENTS                   For       Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

UAP HOLDING CORP

Ticker:       UAPH           Security ID:  903441103
Meeting Date: JUL 18, 2005   Meeting Type: Annual
Record Date:  JUN 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director L. Kenneth Cordell        For       For        Management
1.2   Elect  Director Carl J. Rickertsen        For       For        Management
1.3   Elect  Director Thomas R. Miklich         For       For        Management
2     Ratify Auditors                           For       For        Management

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US UNWIRED INC.

Ticker:                      Security ID:  90338RAG9
Meeting Date: FEB 27, 2006   Meeting Type: Written Consent
Record Date:  FEB 9, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS                       None      For        Management

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WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 18, 2006   Meeting Type: Annual
Record Date:  MAR 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Irl F. Engelhardt          For       For        Management
1.2   Elect Director William R. Granberry       For       For        Management
1.3   Elect Director William E. Green           For       For        Management
1.4   Elect Director W.R. Howell                For       For        Management
1.5   Elect Director George A. Lorch            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors

=============================== END NPX REPORT==================================